Property and equipment (Tables)	3 Months Ended
Feb. 28, 2023
Property and equipment
Schedule Of Property And Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200
Impairment of asset	-	-	-	-	-	-
Balance at November 30, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at February 28, 2023	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	19,874	925	4,301	180,959	-	206,059
Balance at November 30, 2022	584,962	155,425	155,292	4,338,019	1,441,452	6,675,150
Depreciation	3,502	189	13,234	23,818	-	40,743
Balance at February 28, 2023	588,464	155,614	168,526	4,361,837	1,441,452	6,715,893

Net book value at:
November 30, 2022	46,372	634	17,206	723,838	-	788,050
February 28, 2023	42,870	445	3,972	700,020	-	747,307